Average Annual Total Returns{- Fidelity Pennsylvania Municipal Income Fund} - 12.31 Fidelity Pennsylvania Municipal Funds Combo PRO-10 - Fidelity Pennsylvania Municipal Income Fund	Fidelity Pennsylvania Municipal Income Fund Return Before Taxes Past 1 year	Fidelity Pennsylvania Municipal Income Fund Return Before Taxes Past 5 years	Fidelity Pennsylvania Municipal Income Fund Return Before Taxes Past 10 years	Fidelity Pennsylvania Municipal Income Fund After Taxes on Distributions Past 1 year	Fidelity Pennsylvania Municipal Income Fund After Taxes on Distributions Past 5 years	Fidelity Pennsylvania Municipal Income Fund After Taxes on Distributions Past 10 years	Fidelity Pennsylvania Municipal Income Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Pennsylvania Municipal Income Fund After Taxes on Distributions and Sales Past 5 years	Fidelity Pennsylvania Municipal Income Fund After Taxes on Distributions and Sales Past 10 years	LB015 Past 1 year	LB015 Past 5 years	LB015 Past 10 years	LB039 Past 1 year	LB039 Past 5 years	LB039 Past 10 years
Total	4.32%	3.68%	4.49%	4.29%	3.59%	4.41%	3.56%	3.47%	4.22%	5.21%	3.91%	4.63%	5.41%	4.19%	4.87%